Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel expenses
Personnel expenses

21    Personnel expenses

	2020	2019	2018
	US $’000
Salaries and related expenses included in:
Operating expenses and cost of services	145,330	137,990	132,003
General and administrative expenses	115,349	105,354	98,278
	260,679	243,344	230,281